Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Cash Flows [Abstract]
Accretion of interest on bond	$ 13,500	$ 11,800	$ 5,700
Cash and cash equivalents	217,835	214,862	224,190
Restricted cash and short-term deposits (current portion)	332,033	222,265	183,693
Restricted cash (non-current portion)	154,393	175,550	232,335
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 704,261	$ 612,677	$ 640,218